Schedule of Transactions with Related Parties (Details) - USD ($)	1 Months Ended	6 Months Ended			12 Months Ended
	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Borrowing from a related party	$ 3,947	$ 67,824
TALENTEC SDN. BHD. [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowing from a related party			$ 112,259			$ 33,318
Borrowing from a related party					$ 111,690	33,318
Repayment of the borrowing from a related party			$ 122,950	$ 122,950	143,602	177,695
Payment of professional fees on behalf of the Company					$ 355,450
HOSAYSAN [Member] | TALENTEC SDN. BHD. [Member]
Defined Benefit Plan Disclosure [Line Items]
Nature		Borrowing from a related party	Borrowing from a related party		Borrowing from a related party	Borrowing from a related party
Related Party [Member] | TALENTEC SDN. BHD. [Member]
Defined Benefit Plan Disclosure [Line Items]
Nature		Repayment of the borrowing from a related party	Repayment of the borrowing from a related party		Repayment of the borrowing from a related party	Repayment of the borrowing from a related party
The Sire Group Ltd [Member] | TALENTEC SDN. BHD. [Member]
Defined Benefit Plan Disclosure [Line Items]
Nature					Payment of professional fees on behalf of the Company	Payment of professional fees on behalf of the Company